Document And Entity Information Document And Entity Information	Oct. 21, 2026
Cover [Abstract]
Document type	8-K
Document period end date	Oct. 21, 2026
Entity registrant name	DANAHER CORPORATION
Entity incorporation, state	DE
Entity file number	001-08089
Entity tax identification number	59-1995548
Entity address, address line one	2200 Pennsylvania Avenue, N.W.,
Entity address, address line two	Suite 800W
Entity address, city	Washington,
Entity address, state	DC
Entity address, postal zip code	20037-1701
City area code	202
Local phone number	828-0850
Written communications	false
Soliciting material	false
Pre-commencement tender offer	false
Pre-commencement issuer tender offer	false
Entity emerging growth company	false
Amendment flag	false
Entity central index key	0000313616
Entity Listings [Line Items]
Document period end date	Oct. 21, 2026
Common stock, $0.01 par value
Entity Listings [Line Items]
Title of 12(b) security	Common stock, $0.01 par value
Trading symbol	DHR
Security exchange name	NYSE
2.100% Senior Notes due 2026
Entity Listings [Line Items]
Title of 12(b) security	2.100% Senior Notes due 2026
Trading symbol	DHR 26
Security exchange name	NYSE
1.200% Senior Notes due 2027
Entity Listings [Line Items]
Title of 12(b) security	1.200% Senior Notes due 2027
Trading symbol	DHR/27
Security exchange name	NYSE
0.450% Senior Notes due 2028
Entity Listings [Line Items]
Title of 12(b) security	0.450% Senior Notes due 2028
Trading symbol	DHR/28
Security exchange name	NYSE
Floating Rate Senior Notes Due 2028
Entity Listings [Line Items]
Title of 12(b) security	Floating Rate Senior Notes due 2028
Trading symbol	DHR 28
Security exchange name	NYSE
2.500% Senior Notes due 2030
Entity Listings [Line Items]
Title of 12(b) security	2.500% Senior Notes due 2030
Trading symbol	DHR 30
Security exchange name	NYSE
3.250% Senior Notes Due April 2030 Euro Notes II
Entity Listings [Line Items]
Title of 12(b) security	3.250% Senior Notes due 2030
Trading symbol	DHR 30A
Security exchange name	NYSE
0.750% Senior Notes due 2031
Entity Listings [Line Items]
Title of 12(b) security	0.750% Senior Notes due 2031
Trading symbol	DHR/31
Security exchange name	NYSE
3.625% Senior Notes Due April 2034 Euro Notes
Entity Listings [Line Items]
Title of 12(b) security	3.625% Senior Notes due 2034
Trading symbol	DHR 34
Security exchange name	NYSE
4.000% Senior Notes Due April 2038 Euro Notes
Entity Listings [Line Items]
Title of 12(b) security	4.000% Senior Notes due 2038
Trading symbol	DHR 38
Security exchange name	NYSE
1.350% Senior Notes due 2039
Entity Listings [Line Items]
Title of 12(b) security	1.350% Senior Notes due 2039
Trading symbol	DHR/39
Security exchange name	NYSE
1.800% Senior Notes due 2049
Entity Listings [Line Items]
Title of 12(b) security	1.800% Senior Notes due 2049
Trading symbol	DHR/49
Security exchange name	NYSE